APF II RESI O4B-24A, LLC ABS-15G

EXHIBIT 99.3 - SCHEDULE 2

Loan ID	Redaction ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	2026300218	XXXX	XXXX	Primary Appraised Property Value	propertyValuationPage	XXXX	XXXX	per appraisal
XXXX	2026300218	XXXX	XXXX	Calculated DSCR	diligenceFinalLookPage	1.044	1.01	Audit DSCR matches lenders per approval letter